Capital structure and financial items - Financial risks - Key currencies (Details) - Foreign exchange risk	12 Months Ended
	Dec. 31, 2023 kr / ¥ kr / £ kr / $ kr / $ kr / ¥	Dec. 31, 2022 kr / ¥ kr / £ kr / ¥ kr / $ kr / $	Dec. 31, 2021 kr / ¥ kr / $ kr / $ kr / £ kr / ¥
USD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate applied (DKK per 100) | kr / $	689	708	629
Year-end exchange rate applied (DKK per 100) | kr / $	674	697	657
CNY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate applied (DKK per 100) | kr / ¥	97	105	97
Year-end exchange rate applied (DKK per 100) | kr / ¥	95	101	103
CAD
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate applied (DKK per 100) | kr / ¥	511	543	502
Year-end exchange rate applied (DKK per 100) | kr / ¥	509	515	517
JPY
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate applied (DKK per 100) | kr / $	4.91	5.40	5.73
Year-end exchange rate applied (DKK per 100) | kr / $	4.77	5.29	5.70
GBP
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Average exchange rate applied (DKK per 100) | kr / £	857	873	865
Year-end exchange rate applied (DKK per 100) | kr / £	858	838	885